COMMITMENTS AND CONTINGENT LIABILITIES	3 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries rent their facilities under various operating lease agreements, which expire through 2022. In addition, the Company leases certain motor vehicles under certain car operating lease agreement which expire through 2017. The minimum rental payments under operating leases as of December 31, 2014, are as follows:

	Rental of premises	Lease of motor vehicles

2015	$2,121	$180
2016	1,819	103
2017	603	33
2018	614	—
2019 and thereafter	2,089	—

	$7,246	$316

Total rent expenses for the years ended December 31, 2012, 2013 and 2014 were approximately $897, $1,303 and $2,309, respectively.

Total motor vehicle lease expenses for the years ended December 31, 2012, 2013 and 2014 were approximately $305, $386 and $369, respectively.

b.	Pledges and Bank guarantees:

The Company pledged a bank deposit in the amount of $839 in respect of an office lease agreement and hedging transactions, this amount is presented as part of short-term bank deposits and other long-term assets.

The Company obtained a bank guarantee in the amount of $222, in connection with an office lease agreement.

c.	Legal contingencies:

The Company is not currently a party, as plaintiff or defendant, to any legal proceedings that, individually or in the aggregate are expected by the Company to have a material effect on its consolidated financial statements. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.